General and Administrative (Tables)	12 Months Ended
Feb. 28, 2022
Selling General And Administrative Expense [Abstract]
Summary of General and Administrative Expense

The following items have been included in arriving at general and administrative:

	Year ended February 28, 2022	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$	US$
Management fees	—	1,721,830	915,000
Legal fees	9,920,230	5,263,332	36,032
Professional fees	761,240	1,015,413	86,693
Consultancy fees	2,843,442	771,314	68,500
Staff cost	10,631,740	5,185,095	325,598
Directors and committee fees	1,549,429
Insurance	3,883,411
Travelling expenses	324,614	70,237	4,567
IT expenses	155,711
Depreciation of property, plant and equipments	605,424	147,295	—